VY® BrandywineGLOBAL- Bond Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 7.7%
		Communications: 2.3%
5,168,000	(1)	Meta Platforms, Inc., 4.450%, 08/15/2052	$4,226,263	1.6
1,981,000		T-Mobile USA, Inc., 5.650%, 01/15/2053	1,876,068	0.7
			6,102,331	2.3

		Consumer, Cyclical: 1.5%
660,000		General Motors Co., 5.200%, 04/01/2045	504,154	0.2
3,765,000		Lowe's Cos, Inc., 5.625%, 04/15/2053	3,490,791	1.3
			3,994,945	1.5

		Financial: 3.9%
6,450,000	(2)	Bank of America Corp., 4.083%, 03/20/2051	4,878,286	1.8
2,280,000	(1)	Blue Owl Finance LLC, 3.125%, 06/10/2031	1,621,923	0.6
2,465,000		Golub Capital BDC, Inc., 2.500%, 08/24/2026	2,069,175	0.8
2,668,000	(2)	JPMorgan Chase & Co., 3.328%, 04/22/2052	1,765,900	0.7
			10,335,284	3.9

		Total Corporate Bonds/Notes
		(Cost $23,042,405)	20,432,560	7.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
376,570	(1),(2)	Residential Mortgage Loan Trust 2019-3 A1, 2.633%, 09/25/2059	366,242	0.1

		Total Collateralized Mortgage Obligations
		(Cost $367,498)	366,242	0.1

U.S. TREASURY OBLIGATIONS: 53.4%
		U.S. Treasury Bonds: 37.8%
12,770,000		1.875%,11/15/2051	8,450,647	3.2
6,460,000		2.000%,08/15/2051	4,415,511	1.7
41,475,000		2.250%,02/15/2052	30,147,141	11.3
60,330,000		2.875%,05/15/2052	50,611,214	19.0
8,000,000		3.000%,08/15/2052	6,906,250	2.6
			100,530,763	37.8

		U.S. Treasury Floating Rate Notes: 13.6%
29,540,000		3.222%, (USBMMY3M + (0.075)%),04/30/2024	29,501,286	11.1
6,820,000		3.332%, (USBMMY3M + 0.035%),10/31/2023	6,827,217	2.5
5,340,000		3.334%, (USBMMY3M + 0.037%),07/31/2024	5,333,935	2.0
			41,662,438	15.6

		Total U.S. Treasury Obligations
		(Cost $157,071,655)	142,193,201	53.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 34.7%
		Federal Home Loan Bank: 12.0%
26,690,000		0.125%,03/17/2023	26,246,958	9.9
5,740,000		3.375%,12/08/2023	5,670,838	2.1
			31,917,796	12.0

		Federal Home Loan Mortgage Corporation: 13.3%(3)
36,200,000		0.375%,05/05/2023	35,397,560	13.3

		Uniform Mortgage-Backed Securities: 9.4%
27,049,543		4.000%,06/01/2052	25,154,222	9.4

		Total U.S. Government Agency Obligations
		(Cost $95,523,841)	92,469,578	34.7

COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.6%
3,089,000	(2)	Benchmark 2020-B18 C Mortgage Trust, 3.771%, 07/15/2053	2,456,069	0.9
2,000,000	(2)	JPMDB Commercial Mortgage Securities Trust 2018-C8 C, 4.992%, 06/15/2051	1,727,809	0.7

		Total Commercial Mortgage-Backed Securities
		(Cost $5,439,332)	4,183,878	1.6

		Total Long-Term Investments
		(Cost $281,444,731)	259,645,459	97.5

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
		Mutual Funds: 1.9%
4,993,016	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.760%
		(Cost $4,993,016)	4,993,016	1.9

		Total Short-Term Investments
		(Cost $4,993,016)	4,993,016	1.9

		Total Investments in Securities (Cost $286,437,747)	$264,638,475	99.4
		Assets in Excess of Other Liabilities	1,641,424	0.6
		Net Assets	$266,279,899	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of September 30, 2022.
(3)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(4)	Rate shown is the 7-day yield as of September 30, 2022.

Reference Rate Abbreviations:
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

VY® BrandywineGLOBAL- Bond Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$20,432,560	$–	$20,432,560
Collateralized Mortgage Obligations	–	366,242	–	366,242
Commercial Mortgage-Backed Securities	–	4,183,878	–	4,183,878
U.S. Government Agency Obligations	–	92,469,578	–	92,469,578
U.S. Treasury Obligations	–	142,193,201	–	142,193,201
Short-Term Investments	4,993,016	–	–	4,993,016
Total Investments, at fair value	$4,993,016	$259,645,459	$–	$264,638,475

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $286,362,450.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$2,397
Gross Unrealized Depreciation	(21,726,372)
Net Unrealized Depreciation	$(21,723,975)